Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (153,388)	$ (84,207)	$ (203,345)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	58,975	6,445	15,048
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(243,066)	(24,723)	(203,292)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	(600,296)	(155,465)	$ (541,186)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	29,347	52,159
Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	27,766	49,858
OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	1,597	2,320
Reclassification out of Accumulated Other Comprehensive Income | Net Unrealized Gain On Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	42,717	76,705
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	14,951	26,847
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	27,766	49,858
Reclassification out of Accumulated Other Comprehensive Income | OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	2,457	3,569
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	860	1,249
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	1,597	2,320
Reclassification out of Accumulated Other Comprehensive Income | Pension and Other postretirement Plan Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments	(25)	(29)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)	9	(10)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	$ (16)	$ (19)